Business segment reporting (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other aggregates:
Total assets	R$ 723,865,007	R$ 645,703,039	R$ 634,393,240
Loans and advances to customers	301,072,207	272,420,157	252,002,774
Customer deposits	304,197,800	276,042,141	247,445,177
Commercial Banking
Other aggregates:
Total assets	646,128,672	580,090,402	557,624,385
Loans and advances to customers	236,792,060	217,539,344	191,433,209
Customer deposits	227,689,079	225,926,433	228,923,947
Global Wholesale Banking
Other aggregates:
Total assets	77,736,335	65,612,637	76,768,855
Loans and advances to customers	64,280,147	54,880,813	60,569,565
Customer deposits	R$ 76,508,721	R$ 50,115,708	R$ 18,521,230